Investments (Details 1) - BRL (R$) R$ in Thousands	Jun. 30, 2018		Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Disclosure of joint ventures [line items]
Assets	R$ 1,179,599		R$ 883,293
Current	372,279		171,102
Cash and cash equivalents	104,314		43,798	R$ 54,204	R$ 75,620
Non current	807,320		712,191
Investment properties	557,152		389,799	R$ 287,867
Liabilities	423,735		215,825
Current	203,153		157,156
Noncurrent	220,582		58,669
Cresca's [Member]
Disclosure of joint ventures [line items]
Assets	3,371	[1]	281,529
Current	3,356	[1]	9,705
Cash and cash equivalents	333	[1]	503
Accounts receivable, inventories and other receivables	3,023	[1]	8,976
Contract of purchase of land		[1]	226
Non current	15	[1]	271,824
Recoverable taxes		[1]	3,311
Investment properties		[1]	268,267
Other noncurrent	15	[1]	246
Liabilities	3,200	[1]	78,677
Current	3,200	[1]	1,295
Trade payables, taxes and loans	3,200	[1]	1,295
Noncurrent		[1]	77,382
Including taxes and loans		[1]	77,382
Total net assets	171	[1]	202,852
Company's interest 50%	50	[1]	50
Company's interest in net assets at estimated fair value	R$ 86	[1]	R$ 101,426

[1]	Balance sheet after spin-off that took place on February 9, 2018, as described in Note 1.1.